Shareholder Report	12 Months Ended
Feb. 28, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Waycross Independent Trust
Entity Central Index Key	0001815558
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000221782
Shareholder Report [Line Items]
Fund Name	Waycross Managed Risk Equity Fund
Trading Symbol	WAYEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Waycross Managed Risk Equity Fund (the "Fund") for the period of March 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/waycross/. You can also request this information by contacting us at (866) 267-4304.
Additional Information Phone Number	(866) 267-4304
Additional Information Website	https://funddocs.filepoint.com/waycross/
Expenses [Text Block]

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Waycross Managed Risk Equity Fund	$235	2.23%

Expenses Paid, Amount	$ 235
Expense Ratio, Percent	2.23%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Waycross Managed Risk Equity Fund	50% S&P 500® Index/50% ICE BofA 3 Month U.S. Treasury Bill Index	S&P 500® Index
Feb-2016	$10,000	$10,000	$10,000
Feb-2017	$10,857	$11,214	$12,498
Feb-2018	$12,099	$12,206	$14,635
Feb-2019	$12,099	$12,654	$15,320
Feb-2020	$12,708	$13,341	$16,575
Feb-2021	$16,806	$15,429	$21,761
Feb-2022	$16,996	$16,688	$25,327
Feb-2023	$16,231	$16,310	$23,379
Feb-2024	$20,407	$19,160	$30,499
Feb-2025	$22,034	$21,406	$36,113
Feb-2026	$24,351	$23,655	$42,249

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Waycross Managed Risk Equity Fund	10.51%	7.70%	7.62%
50% S&P 500® Index/50% ICE BofA 3 Month U.S. Treasury Bill Index	10.50%	8.92%	7.96%
S&P 500® Index	16.99%	14.19%	13.51%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call (866) 267-4304.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Inability to Meet Distribution Level [Text Block]

Fund Statistics

Net Assets$108,967,731 Number of Portfolio Holdings100 Advisory Fee $1,361,714 Portfolio Turnover42%
AssetsNet	$ 108,967,731
Holdings Count | Holding	100
Advisory Fees Paid, Amount	$ 1,361,714
InvestmentCompanyPortfolioTurnover	42.00%
Holdings [Text Block]

Sector Weighting (% of net assets)Footnote Reference*

Table Summary
Value	Value
Utilities	0.2%
Consumer Staples	2.0%
Energy	2.1%
Materials	3.9%
Health Care	5.2%
Communications	5.2%
Industrials	5.8%
Financials	6.2%
Consumer Discretionary	7.8%
Technology	12.0%

* The net percentages are computed by taking the net dollar exposure, including short positions, and dividing by the net assets of the Fund. Consequently, the percentages will not total to 100%.

Top Ten Long Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Alphabet, Inc. - Class A	4.4%
NVIDIA Corporation	3.9%
Amazon.com, Inc.	3.2%
Microsoft Corporation	2.9%
Apple, Inc.	2.6%
AbbVie, Inc.	2.3%
Goldman Sachs Group, Inc. (The)	2.3%
Mastercard, Inc. - Class A	2.2%
Boeing Company (The)	2.2%
Walmart, Inc.	2.1%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended February 28, 2026.
C000221781
Shareholder Report [Line Items]
Fund Name	Waycross Focused Core Equity Fund
Trading Symbol	WAYFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Waycross Focused Core Equity Fund (the "Fund") for the period of March 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/waycross/. You can also request this information by contacting us at (866) 267-4304.
Additional Information Phone Number	(866) 267-4304
Additional Information Website	https://funddocs.filepoint.com/waycross/
Expenses [Text Block]

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Waycross Focused Core Equity Fund	$74	0.69%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.69%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Waycross Focused Core Equity Fund	S&P 500® Index
Dec-2020	$10,000	$10,000
Feb-2021	$10,700	$10,347
Feb-2022	$11,598	$12,043
Feb-2023	$10,955	$11,116
Feb-2024	$15,160	$14,501
Feb-2025	$17,478	$17,171
Feb-2026	$20,144	$20,088

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
	1 Year	5 Years	Since Inception (December 15, 2020)
Waycross Focused Core Equity Fund	15.26%	13.49%	14.40%
S&P 500® Index	16.99%	14.19%	14.34%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call (866) 267-4304.

Performance Inception Date	Dec. 15, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 149,251,840
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 490,368
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$149,251,840 Number of Portfolio Holdings32 Advisory Fee (net of waivers)$490,368 Portfolio Turnover38%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	99.6%
Money Market Funds	0.4%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.1%
Money Market Funds	0.4%
Energy	1.6%
Consumer Staples	3.4%
Materials	8.2%
Health Care	9.1%
Consumer Discretionary	9.8%
Financials	10.3%
Communications	11.7%
Industrials	13.1%
Technology	32.3%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
NVIDIA Corporation	7.5%
Alphabet, Inc. - Class A	7.1%
Microsoft Corporation	5.9%
Apple, Inc.	5.8%
Meta Platforms, Inc. - Class A	4.6%
Amazon.com, Inc.	4.5%
Goldman Sachs Group, Inc. (The)	4.3%
Boeing Company (The)	3.9%
Broadcom, Inc.	3.5%
Lowe's Companies, Inc.	3.5%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended February 28, 2026.